Loans payable (Tables)	12 Months Ended
Dec. 31, 2024
Shareholder loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Shareholder loans	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$499,631	$460,496	$126,780
Net Addition	500,000	50,000	325,056
Unrealized foreign exchange	43,934	(10,865)	8,660
Principal ending balance	$1,043,565	$499,631	$460,496

Director loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Director loans	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$251,691	$257,742	$343,796
Additional loans (repayments)	50,000	-	(104,248)
Unrealized foreign exchange	22,132	(6,051)	18,194
Principal ending balance	$323,823	$251,691	$257,742

Executive loans [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Executive loans	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$-	$-	$87,186
Additional loan	232,505	60,626	-
Net repayments	(14,389)	(60,626)	(119,281)
Unrealized foreign exchange	-	-	32,095
Principal ending balance	$218,116	$-	$-

Promissory note 1 [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note (1)	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$30,000	$-	$90,000
Additions	404,680	30,000	-
Unrealized foreign exchange	10,266	-	-
Settled by shares	-	-	(90,000)
Principal ending balance	$444,946	$30,000	$-

Promissory note 2 [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of loans payable [Table Text Block]
Promissory note - (2)	December 31, 2024	December 31, 2023	December 31, 2022
Principal opening balance	$-	$-	$-
Additions	504,895	-	-
Unrealized foreign exchange	27,800	-	-
Principal ending balance	$532,695	$-	$-